Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 27,086	$ 52,791	$ 37,834	$ 30,877
Cash and cash equivalents - Fair Value	27,086	52,791
Restricted cash - Book Value	10,000	0
Restricted cash - Fair Value	10,000	0
Accounts receivable - Book Value	2,357	2,264
Accounts receivable - Fair Value	2,357	2,264
Due from related parties, current - Book Value	20,086	4,864
Due from related parties, current - Fair Value	20,086	4,864
Due from related parties, non-current - Book Value	2,565	0
Due from related parties, non-current - Fair Value	2,565	0
Accounts payable - Book Value	1,999	2,386
Accounts payable - Fair Value	1,999	2,386
Long-term debt - Book Value	197,510	198,583
Long-term debt - Fair Value	$ 199,375	$ 198,139